Fair Value Measurements - Reconciliation for all assets measured at fair value using significant unobservable inputs (Level 3) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Reconciliation for all assets measured at fair value using significant unobservable inputs (Level 3)
Beginning balance	$ 13,453	$ 51,859	$ 51,859	$ 25,892
Ending balance	14,975	72,907	13,453	51,859
Investments [Member]
Reconciliation for all assets measured at fair value using significant unobservable inputs (Level 3)
Change in fair value		(23)	29,364	11
Distribution			(62,637)	(136)
Transferred out of Level 3 to Level 1		(339)
Notes Receivable [Member]
Reconciliation for all assets measured at fair value using significant unobservable inputs (Level 3)
Change in fair value	$ 1,522	21,309	$ (5,133)	27,319
Transferred out of Level 3 to Level 1				(1,165)
Settlement		$ (261)		$ (62)